OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
VAT payable	$ 7,742	$ 40,023
Salary payable	31,255	89,775
Others	30,390	12,628
Total	$ 69,387	$ 142,426